Financial risk management and financial instruments - Significant Exchange Rates (Details)	12 Months Ended
	Jun. 30, 2018 R / $	Jun. 30, 2018 R / $ R / €	Jun. 30, 2017 R / $	Jun. 30, 2017 R / $ R / €	Jun. 30, 2018 R / €	Jun. 30, 2017 R / €
Financial risk management and financial instruments
Average rate	12.85	15.34	13.61	14.83
Closing rate	13.73	13.73	13.06	13.06	16.04	14.92